Going Concern (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended			16 Months Ended	39 Months Ended	48 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2013	Mar. 31, 2014	Mar. 23, 2010	Mar. 09, 2010
Net Loss	$ 5,087,130	$ 4,533,977	$ 398,209	$ 7,725,223	$ 5,697,839	$ 300,589	$ 6,727,457	$ 783,383	$ 590,215	$ 505,630	$ 8,016,470	$ 15,741,693
Net Cash Used In Operating Activities			285,382	1,069,183	1,395,223		1,627,965		363,217		2,523,586	3,592,769
Total Stockholders' Equity	3,407,821		(1,288,913)	3,407,821		(300,489)	(4,162,212)	(1,288,913)	(890,704)	(505,530)	(4,162,212)	3,407,821	100	100
Deficit accumulated during the development stage	15,741,693		1,289,013	15,741,693			8,016,470	1,289,013	890,804		8,016,470	15,741,693
Working Capital	$ 3,122,057			$ 3,122,057								$ 3,122,057